Accounts Payable, Accrued Expenses and Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Liabilities
8. Accounts Payable, Accrued Expenses and Other Liabilities
The following table summarizes the components of accounts payable, accrued expenses and other liabilities as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Real estate taxes payable	$1,179,872	$624,961
Accounts payable and accrued expenses	2,138,750	2,322,523
Prepaid rent	752,215	1,007,729
Accrued interest expense	399,708	326,586
Tenant security deposits	656,778	632,837
Derivative (1)	222,542	626,224
Distribution payable	828,618	768,521

Total accounts payable, accrued expenses and other liabilities	$6,178,483	$6,309,381

(1)
This derivative relates to an interest rate swap on the Two Liberty mortgage loan. The notional amount of the swap is $33,800,000 and the termination date is August 20, 2024. Two Liberty receives a floating rate of one-month
USD LIBOR and pays a fixed rate of 0.7225%.

8. Accounts Payable, Accrued Expenses and Other Liabilities
The following table summarizes the components of accounts payable, accrued expenses and other liabilities as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Subscriptions received in advance	$—	$70,000
Real estate taxes payable	624,961	391,519
Accounts payable and accrued expenses	2,322,523	1,222,942
Prepaid rent	1,007,729	637,233
Accrued interest expense	326,586	298,884
Tenant security deposits	632,837	620,814
Derivative (1)	626,224	—
Distribution payable	768,521	339,337

Total accounts payable, accrued expenses and other liabilities	$6,309,381	$3,580,729

(1)
This derivative relates to an interest rate swap on the Two Liberty mortgage loan. The notional amount of the swap is $33,800,000 and expires in August 2024. Two Liberty receives a floating rate of one-month
USD LIBOR and pays a fixed rate of 0.7225%.